Other Payable - Schedule of Other Payable (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Other Payable [Abstract]
Other payable			$ 823,580
Other payable, total			$ 823,580